Annual Total Returns[BarChart] - Equity Index Portfolio - Equity Index Portfolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.93%	15.86%	32.18%	13.51%	1.27%	11.81%	21.66%	(4.51%)	31.30%	18.20%